Share Capital - Reconciliation of Number of Shares Issued (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Shares
Balance, beginning of year	72,206	72,206
Stock options exercised	337	0
Balance, end of year	72,543	72,206
Amount
Balance, beginning of year	$ 152,084	$ 152,084
Stock options exercised	547	0
Transfer from contributed surplus on exercise of options	174	0
Balance, end of year	$ 152,805	$ 152,084